Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying combined and consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of combination and consolidation

Principles of combination and consolidation

As the reorganization in Note 1 (“the Reorganization”) was accounted for as restructuring of entities under common control, the accompanying combined and consolidated financial statements have been prepared by using historical cost basis and include the assets, liabilities, revenue, expenses and cash flows that were directly attributable to these entities for all periods presented. The financial statements presented herein represent (1) up until the date of the consummation of the Reorganization, the combined and consolidated financial statements of the Company, Fortune Ocean, Top Wisdom, Top Moral, Top Legend, Top Creation and Openwindow; (2) subsequent to the consummation of the Reorganization, the consolidated financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

Emerging Growth Company

Emerging Growth Company

The Group is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to optout is irrevocable. The Group has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Group, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Group’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Uses of estimates

Uses of estimates

In preparing the combined and consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the combined and consolidated financial statements. Significant accounting estimates required to be made by management include, but are not limited to revenue recognition, impairment of long-lived assets and salvage value of the owned vessels. The Group evaluates its estimates and assumptions on an ongoing basis and its estimates on historical experience, current and expected future conditions and various other assumptions that management believes are reasonable under the circumstances based on the information available to management at the time these estimates and assumptions are made. Actual results and outcomes may differ significantly from these estimates and assumptions.

Foreign currency translation

Foreign currency translation

The functional currency of the Group is the U.S. dollar. The Group engages in international commerce with a variety of entities. Although its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated and majority of the subsidiaries’ primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the combined and consolidated statements of income.

Fair value of financial instruments

Fair value of financial instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•        Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•        Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

•        Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Group’s financial instruments, including cash, accounts receivable, prepayment and other assets, due from related parties, accounts payable, advance from customers, due to related parties, accrued expenses and current maturity of long-term loan approximates their recorded values. The Group determined that the carrying value of the long-term of loans approximated their fair value by comparing the stated loan interest rate to the rate charged by similar financial institutions.

Cash	Cash Cash comprises cash at banks and on hand, which includes deposits with original maturities of three months or less with commercial banks.
Expected credit losses of receivables

Expected credit losses of receivables

The Group’s accounts receivable, other receivables (included in “prepayments and other current assets”) and due from related parties are within the scope of Accounting Standards Codification (“ASC”) 326. To estimate current expected credit losses, the Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, any changes in customer collection trends, the credit worthiness of customers, the contractual and customary payment terms that generally range from 30 to 180 days, current economic conditions, and expectation of future economic conditions (external data and macroeconomic factors). Receivable balances are written off (i.e., charged-off against the allowance) when they are determined to be uncollectible after all means of collection have been exhausted and the potential for recovery is considered remote. The Group recorded current expected credit loss expense for accounts receivable amounted to nil for the years ended June 30, 2025, 2024 and 2023.

Prepayments and other assets primarily consist of lease deposit, and employee advance, which are presented net of allowance for doubtful accounts. These balances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. The Group considers the balances to be impaired if the collectability of the balances becomes doubtful. The Group uses the loss-rate method to estimate the allowance for credit losses. The Group considers the past collection experience, any changes in collection trends, the credit worthiness of counter-parties, the contractual terms, current economic conditions, and expectation of future economic conditions. Actual amounts received or utilized may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written off against allowance for credit losses after management has determined that the likelihood of collection is not probable. For the years ended June 30, 2025, 2024 and 2023, the Group provided allowance for credit losses of nil.

Property and equipment, net

Property and equipment, net

Property and equipment are recorded at cost. Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Office and electronic equipment	3 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the combined and consolidated statements of income in other income or expenses. Depreciation expense was $2,148, $1,609 and $1,745 for the years ended June 30, 2025, 2024 and 2023, respectively.

Vessels, net

Vessels, net

Vessels are carried at historical cost less accumulated depreciation and impairment adjustments, if any. The depreciation on vessels is reviewed annually to ensure that the method and period used reflect the pattern in which the asset’s future economic benefits are expected to be consumed. The gross carrying amount of the vessel is the purchase price, including duties/taxes, borrowing costs and any other direct costs attributable to bringing it to the location and condition necessary for the vessels intended use. Capitalization of costs will cease once the vessel is in the location and condition necessary for it to be able to operate in the manner consistent with its intended design. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of a vessel; otherwise, these amounts are charged to expense as incurred.

Depreciation is computed using the straight-line method over the estimated useful life of a vessel, after considering the estimated salvage value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Salvage values are periodically reviewed and revised, if needed, to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage value affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods. Management estimates the useful life of its vessels to be 10 – 25 years from the date of their initial delivery from the shipyard.

Vessels under financing leases are also included in this caption on the combined and consolidated balance sheets.

Impairment of long-lived assets

Impairment of long-lived assets

Vessels, net, property and equipment, net and other long-lived assets held and used are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. The Group evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. Measurement of the impairment loss is based on the fair value of the asset. The Group determines the fair value of its assets on the basis of management estimates and assumptions by making use of available market data and taking into consideration third party valuations performed on an individual vessel basis. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment, are reviewed such as undiscounted projected operating cash flows, vessel market price, gross profit margin and overall market conditions.

Undiscounted projected net operating cash flows are determined for each asset group and compared to the carrying value of the vessel, the unamortized portion of deferred drydock and other capitalized items, if any, related to the vessel. The Group has considered various indicators, including but not limited to, the market price of its long-lived assets, its contracted revenues and cash flows and the economic outlook.

For the years ended June 30, 2025, 2024 and 2023, the Group concluded that events and circumstances did not trigger the existence of potential impairment of its vessels and other long-lived assets and that step one of the impairment analysis was not required.

Deferred dry docking cost, net

Deferred dry docking cost, net

Vessels are subject to regularly scheduled drydocking and special surveys which are generally carried out every 60 months, depending on the vessels’ ages to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The cost of drydocking and special surveys are deferred and amortized over the above periods or to the next drydocking or special survey date if such date has been determined.

Costs capitalized as part of the drydocking consist principally of the actual costs incurred at the yard, and expenses relating to spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. As of June 30, 2025 and 2024, the deferred dry-docking cost, net was $682,637 and $959,924, respectively. For the years ended June 30, 2025, 2024 and 2023, the amortization expense for the deferred dry-docking costs amounted to $277,288, $278,194 and $159,822, respectively.

Short term investment

Short term investment

Short-term investments consist of the Group’s investment in private funds. The private equity fund, over which the Group does not have the ability to exercise significant influence, is accounted for under the practical expedient in ASC Topic 820, Fair Value Measurement (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”). The Company currently does not hold any investments that do not qualify for the NAV practical expedient.

Reclassifications

Reclassifications

Certain prior period balances have been reclassified to conform to the current period presentation in the combined and consolidated financial statements and the accompanying notes. These reclassifications had no effect on previously reported net income (loss), total assets, or shareholders’ equity.

Revenue recognition

Revenue recognition

The Group is engaged in vessels rental and management services and primarily derives its revenue from time charter contracts and provides vessel management service.

On July 1, 2019, the Group has adopted ASC 842 “Leases” and ASU 2014-09, Revenue from Contracts with Customers (ASC 606) and all subsequent ASUs that modified ASC 606 using the modified retrospective approach. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

Step 1: Identify the contract(s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Time charter revenue

A time charter is a type of contract that is entered into for the use of such vessel as well as such vessel’s operations for a specific period of time at a specified daily charter hire rate. Charter durations may range from one month to two years. The Group accounts for its time charter contracts as operating leases pursuant to ASC 842 “Leases”. The Group has determined that the non-lease component in its time charter contracts relates to services for the operation of the vessel, which comprise of crew, technical and safety services, among others. The Group further elected to adopt the above discussed optional practical expedient and recognize lease revenue as a combined single lease component for all time charter contracts (operating leases) since it made a determination that the related lease component and non-lease component have the same timing and pattern of transfer during lease term of each vessel and the predominant component is the lease. Lease revenues are recognized on a straight-line basis over the rental periods of such charter agreements, as rental service is provided, beginning when a vessel is delivered to the charterer until it is redelivered back to the Group, and is recorded as time charter revenues.

Vessel operating costs incurred during the leasing period for the maintenance and operation of the vessels such as for crews, maintenance and insurance are typically paid by the Group are expensed as incurred as the timing and pattern of transfer of the components are identical to the operating lease revenue earned from the charter hire.

Vessel management services revenue

The Group contracts with various customers to carry out vessel management services. Vessel management services consists of assignment of the Group’s crew team member to the customers’ vessels for their operation and provision of dry-docking, lubricating oil, spare parts procurement and other maintenance services over the contract term. Most of the vessel management services agreements have a term more than one year and are typically billed on a monthly basis. The Group provides the services to the customer and satisfies its performance obligation over the term of the contract.

Disaggregation of Revenues

For the years ended June 30, 2025, 2024 and 2023, the disaggregated revenues by revenue streams were as follows:

	For the years ended June 30,
	2025	2024	2023
Time charter revenue	$19,306,369	$19,613,798	$27,042,943
Vessel management services revenue	5,829,312	5,913,138	5,402,614
Total	$25,135,681	$25,526,936	$32,445,557

For the years ended June 30, 2025, 2024 and 2023, the disaggregated revenues by customer location were as follows:

	For the years ended June 30,
	2025	2024	2023
Singapore	$19,306,369	$12,281,701	$18,020,107
Hong Kong S.A.R.	4,068,128	4,088,106	4,262,950
BVI	—	4,755,737	6,243,123
Other countries	1,761,184	4,401,392	3,919,377
Total	$25,135,681	$25,526,936	$32,445,557

A contract liability exists when the Group has received consideration prior to it being earned. These amounts are recognized as revenue over the charter period. As of June 30, 2025, and2024, contract liabilities amounted to $433,125, and $213,209, respectively, which were presented as “advance from customers -related party” in balance sheet. All contract liabilities as of June 30, 2024 have been recognized as revenue for the year ended June 30, 2025. As of June 30, 2023, contract liabilities amounted to $187,597, which was presented as “advance from customers” in balance sheet. All contract liabilities as of June 30, 2023 have been recognized as revenue for the year ended June 30, 2024.

Leases

Leases

The Group has lease contracts for vessels and office space. Leases are classified as either operating leases or finance leases, based on an assessment of the terms of the lease. The Group records lease liabilities and right-of-use assets on its combined and consolidated balance sheets at lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of weighted average interest rate of its own bank loan. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing lease expense when the lessor makes the underlying asset available to the Group.

For leases with a lease term not more than one year and without a purchase option (short-term leases), the Group records operating lease expense in its combined and consolidated statements of income on a straight-line basis over the lease term and record variable lease payments as incurred.

Income taxes

Income taxes

The Group accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the combined and consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Related Parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Earnings per share

Earnings per share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended June 30, 2025, 2024 and 2023, the weighted average number of shares used in the basic and diluted earnings per share calculation were 25,414,248, 24,613,698 and 24,499,999, respectively.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Group’s business segments. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s CODM for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Chief Executive Officer is identified as the chief operating decision maker (CODM). The management, including the chief operating decision maker, measures performance based on our overall return to shareholders based on combined net income. Although separate vessel financial information is available, the CODM internally evaluates the performance of the Group as a whole and not on the basis of separate business units, as a result, the Group has determined that it operates as one reportable segment.

The CODM does not review segment assets and segment expenses at a level different than what is reported in the Company’s Combined and Consolidated Balance Sheets and Combined and Consolidated Statements of Income. Additionally, the CODM regularly receives information about the Company’s capital expenditures which are reported in the Company’s Combined and Consolidated Statement of Cash Flows as purchase of long-lived assets under investing activities.

Additionally, other segment items include research and development expenses related to seaborne innovational business with current research direction of seaborne pulping for the years ended June 30, 2025, 2024 and 2023.

For the years ended June 30, 2025, 2024 and 2023, all revenue is generated outside of the United States. For disaggregated revenues by revenue streams and customer location, please see Revenue Recognition above.

The Company’s long-lived assets consist primarily of vessels and property and equipment, all of which are located in outside of the United States.

Concentrations of risks

Concentrations of risks

a. Concentration of credit risk

Assets that potentially subject the Group to a significant concentration of credit risk primarily consist of cash and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts at the balance sheet dates. As of June 30, 2025, and 2024, the aggregate amount of cash of $5,441,407 and $3,411,646, respectively, was held at major financial institutions in Singapore. The Group believes that no significant credit risk exists as all of the Group’s cash are held with financial institutions in Singapore of high credit quality. Deposits are insured by the Singapore Deposit Insurance Corporation, for up to 100,000 Singapore Dollar (approximately $78,000) in aggregate per depositor. As of June 30, 2025 and 2024, the Company’s uninsured cash balance was approximately $5,478,297 and $3,609,211, respectively. The Group conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Group establishes an accounting policy to provide for allowance for credit loss based on the individual customer’s and supplier’s financial condition, credit history, and the current economic conditions.

b. Significant customers

For the year ended June 30, 2025, Customer A (Topsheen Shipping Singapore Pte. Ltd., a related party) accounted for approximately 74% of the Group’s total revenues. For the year ended June 30, 2024, Customer A (Topsheen Shipping Singapore Pte. Ltd., a related party) and Customer B accounted for approximately 48% and 19%, respectively, of the Group’s total revenues. For the year ended June 30, 2023, Customer A (Topsheen Shipping Singapore Pte. Ltd., a related party), Customer B and Customer C accounted for approximately 43%, 19% and 12%, respectively, of the Group’s total revenues. As of June 30, 2025, Customer A (Topsheen Shipping Singapore Pte. Ltd., a related party), Customer D, Customer G (Meida Shipping Co., Limited, a related party) and Customer E (Tongda Shipping Co., Limited, a related party) accounted for approximately 47%, 22%, 12%and 11%, respectively, of the Group’s accounts receivable and accounts receivable- related parties. As of June 30, 2024, Customer D, Customer F (Keen Best Shipping Co Limited, a related party) and Customer A (Topsheen Shipping Singapore Pte. Ltd., a related party) accounted for approximately 66%, 22% and 12%, respectively, of the Group’s accounts receivable and accounts receivable- related parties.

c. Significant suppliers

For the year ended June 30, 2025, Supplier A accounted for approximately 14% of the Group’s total cost of revenues. For the year ended June 30, 2024, Supplier A accounted for approximately 16% of the Group’s total cost of revenues. For the year ended June 30, 2023, Supplier A and Supplier B accounted for approximately 20% and 12% of the Group’s total cost of revenues, respectively. As of June 30, 2025 and 2024, no supplier accounted for more than 10% of the Group’s total accounts payable.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740) — Simplifying the Accounting for Income Taxes. ASU 2019-12 is intended to simplify accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years. The adoption of this guidance did not have a material impact on the Group’s combined and consolidated financial statements. In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). This ASU requires that public business entities must annually “(1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate).” A public entity should apply the amendments in ASU 2023-09 prospectively to all annual periods beginning after December 15, 2024. The Group is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280). The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (CODM), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. This ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in the update and existing segment disclosures in Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and requires retrospective adoption. The Company adopted ASU 2023-07 as of July 1, 2024. The adoption of this guidance did not have a material impact on the Group’s combined and consolidated financial statements.

In March 2024, the FASB issued ASU 2024-02, Codification Improvements — Amendments to Remove References to the Concepts Statements. The amendments in ASU 2024-02 contain amendments to the Codification that remove references to various FASB Concepts Statements. Following the release of ASU 2024-02 in March 2024, the effective date will be annual reporting periods beginning after December 15, 2024. The Group is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s combined and consolidated balance sheets, statements of income and statements of cash flows.